UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22534

   Versus Capital Multi-Manager Real Estate Income Fund LLC
(Exact name of registrant as specified in charter)

5555 DTC Parkway, Suite 330

                    Greenwood Village, CO 80111
    (Address of principal executive offices) (Zip code)

Mark D. Quam
c/o Versus Capital Advisors LLC
5555 DTC Parkway, Suite 330

                        Greenwood Village, CO 80111
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end:  March 31

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2017 (Unaudited)

Shares		Value	Shares		Value
Private Investment Funds * - 72.7%				Diversified (continued)
	Diversified – 72.7%			Frasers Logistics & Industrial Trust, REIT
	AEW Core Property Trust (U.S.), Inc., REIT..............		919,100	(Singapore)..............................................................	$ 797,156
111,329	Class A Shares.......................................................	$ 110,951,615	6,302	Gecina SA, REIT (France)..........................................	1,163,704
37,805	Class B Shares.......................................................	37,676,848		Hispania Activos Inmobiliarios SOCIMI SA,
14,363,461	AEW Value Investors US LP........................................	13,965,111	38,568	REIT (Spain)...........................................................	726,528
562,619	Barings Core Property Fund LP....................................	71,480,682	68,748	Inmobiliaria Colonial SA (Spain)...............................	683,240
141,504	Clarion Lion Properties Fund LLC...............................	201,602,602	53,402	Interxion Holding NV***(Netherlands)...................	3,146,980
36,605	Harrison Street Core Property Fund.............................	48,843,103	274,802	Irish Residential Properties PLC, REIT.....................	494,580
98,704	Heitman America Real Estate LP.................................	118,242,595	26,220	Klepierre, REIT (France).............................................	1,153,480
49,107	Heitman Core Real Estate Debt Income Trust LP.......	50,266,092	19,404	LEG Immobilien AG (Germany)..................................	2,218,525
518	Invesco Core Real Estate USA.....................................	91,377,827	129,910	Liberty Property Trust, REIT.....................................	5,587,429
	Invesco Real Estate Asia Fund (Cayman) Unit Trust			Londonmetric Property, PLC, REIT
684,671	Class A Units.........................................................	88,946,943	578,792	(United Kingdom).....................................................	1,453,505
	LaSalle Property Fund LP.............................................		186,260	Merlin Properties Socimi SA, REIT (Spain)................	2,525,362
68,422	Class A Shares.......................................................	108,073,142	28,600	Mitsubishi Estate Co., Ltd. (Japan).............................	497,502
25,626	Class B Shares.......................................................	40,476,489	135,500	Mitsui Fudosan Co., Ltd. (Japan)................................	3,036,499
47,564	Mesa Core Lending Fund LP Class A ........................	50,239,119	1,012,000	New World Development Co., Ltd. (Hong Kong)..	1,520,685
34,445	Met Life Commercial Mortgage Income Fund............	35,129,254	1,329,225	Propertylink Group (Australia)..................................	1,037,128
1,403,185	RREEF America Reit II, LP.........................................	166,908,836	186,000	Pure Industrial Real Estate Trust, REIT...................	1,001,766
7,985	Trumbull Property Fund, LP.........................................	87,633,151	32,202	Secure Income REIT, PLC (United Kingdom).........	156,845
5,948	Trumbull Property Income Fund, LP	72,196,661	156,156	Segro, PLC, REIT (United Kingdom)........................	1,237,593
—	US Government Building, LP**...................................	57,121,333	438	Sekisui House Reit, Inc. (Japan).................................	511,567
	Total Private Investment Funds................................	1,451,131,403	2,228,500	SOHO China, Ltd. (Cayman Islands).........................	1,303,525
	(Cost $1,369,809,155)		345,499	Spirit Realty Capital, Inc., REIT.................................	2,964,381
			838,000	Spring Real Estate Investment Trust (Hong Kong)	364,681
Common Stocks – 14.8%			126,836	STORE Capital Corp., REIT.......................................	3,302,809
	Apartments – 2.0%		36,984	TLG Immobilien AG (Germany)................................	982,687
154,000	American Homes 4 Rent, REIT Class A shares........	3,363,360	69,400	Tokyo Tatemono Co., Ltd. (Japan)...........................	937,447
	Apartment Investment & Management Co.,		55,887	UNITE Group, PLC, REIT (United Kingdom)..........	607,418
116,382	REIT Class A shares............................................	5,087,057	52,300	Vornado Realty Trust, REIT......................................	4,088,814
42,300	AvalonBay Communities, Inc., REIT..........................	7,546,743	48,541	Weyerhaeuser Co., REIT...........................................	1,711,556
97,425	Equity Residential, REIT..............................................	6,212,792	23,927	Wihlborgs Fastigheter AB (Sweden).......................	572,573
27,234	Essex Property Trust, Inc., REIT.................................	6,573,471			85,669,849
190,741	Independence Realty Trust, Inc., REIT.......................	1,924,577		Health Care – 1.0%
256,097	Invitation Homes, Inc., REIT.......................................	6,036,206	446,827	Assura, PLC, REIT.......................................................	385,497
	Japan Rental Housing Investments, Inc., REIT...........		151,800	HCP, Inc., REIT...........................................................	3,958,944
590	(Japan).......................................................................	430,424		Healthcare Trust of America, Inc., REIT
71,775	UDR, Inc., REIT............................................................	2,764,773	32,687	Class A shares........................................................	981,917
		39,939,403	86,815	Physicians Realty Trust, REIT....................................	1,561,802
	Diversified – 4.3%		138,712	Senior Housing Properties Trust, REIT	2,656,335
42,936	ADO Properties SA (Luxembourg)..............................	2,178,122	73,175	Ventas, Inc., REIT........................................................	4,391,232
4,052	Altarea SCA, REIT (France)........................................	1,011,736	89,731	Welltower, Inc., REIT..................................................	5,722,146
267,529	Arena, REIT (Austalia).................................................	471,751			19,657,873
209,960	Aroundtown SA (Luxembourg)....................................	1,616,317		Hotels – 0.8%
209,647	Atrium European Real Estate, Ltd. (Jersey)................	1,043,908	83,000	Extended Stay America, Inc.......................................	1,577,000
925,687	Capitaland Commercial Trust, REIT (Singapore)......	1,335,808	1,452,500	Far East Hospitality Trust, REIT (Singapore).........	781,936
877,000	Capitaland Retail China Trust, REIT (Singapore)......	1,062,275	5,223	Hilton Worldwide Holdings, Inc...............................	417,109
357,200	Capitaland, Ltd..............................................................	942,776	89	Hoshino Resorts REIT, Inc. (Japan).........................	432,066
55,353	Castellum AB (Sweden)................................................	933,898	39,900	Hospitality Properties Trust, REIT...........................	1,191,015
198,429	Charter Hall Group, REIT (Australia)..........................	932,042	212,500	Host Hotels & Resorts, Inc., REIT............................	4,218,125
29,600	Coresite Realty Corp., REIT.........................................	3,371,440	2,545	Japan Hotel REIT Investment Corp. (Japan)..............	1,707,584
1,732,981	Cromwell Property Group, REIT (Australia)..............	1,365,681	49,475	LaSalle Hotel Properties, REIT...................................	1,388,763
24,716	Crown Castle International Corp., REIT......................	2,743,723	75,291	Park Hotels & Resorts, Inc., REIT..............................	2,164,616
48,841	Deutsche Wohnen SE (Germany).................................	2,136,618	53,825	Pebblebrook Hotel Trust, REIT...................................	2,000,675
290,249	Dexus, REIT (Australia)...............................................	2,208,052	37,331	Sunstone Hotel Investors, Inc., REIT.........................	617,081
28,075	Digital Realty Trust, Inc., REIT...................................	3,197,743			16,495,970
95.479	Echo Investment SA .....................................................	124,802		Mortgages – 0.1%
	Empiric Student Property, PLC, REIT		127,389	CYS Investments, Inc., REIT......................................	1,022,934
139,846	(United Kingdom)....................................................	175,124
47,598	Entra ASA (Norway).....................................................	707,251		Office Properties – 1.5%
18,911	EPR Properties, REIT....................................................	1,237,914	43,640	Alexandria Real Estate Equities, Inc., REIT..............	5,698,948
19,859	Equinix, Inc., REIT........................................................	9,000,496	32,950	Boston Properties, Inc., REIT......................................	4,284,489
29,303	Fabege AB (Sweden).....................................................	623,704	1,108,000	Champion REIT (Hong Kong)...................................	812,615
12,903	Fonciere Des Regions, REIT (France).........................	1,462,703	235,444	City Office REIT, Inc...............................................	3,063,126

See accompanying notes to Portfolio of Investments

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2017 (Unaudited) (continued)

Shares		Value	Shares		Value
	Office Properties – (continued)			Warehouse / Industrial – (continued)
82	Daiwa Office Investment Corp., REIT (Japan)......	$ 432,288		WPT Industrial Real Estate Investment Trust
79,700	Douglas Emmett, Inc., REIT....................................	3,272,482	141,219	(Canada)...........................................................	$ 1,792,281
124,730	Hudson Pacific Properties, Inc., REIT....................	4,272,002			27,795,102
150,603	Investa Office Fund, REIT (Australia)....................	534,661		Total Common Stocks	295,318,012
57,750	Kilroy Realty Corp., REIT.......................................	4,311,038		(Cost $279,089,625)
2,360	MCUBS MidCity Investment Corp., REIT (Japan)	1,570,890
15,800	SL Green Realty Corp., REIT..................................	1,594,694	Preferred Stock – 2.2%
		29,847,233		Apartments – 0.4%
	Regional Malls – 1.4%			American Homes 4 Rent, REIT
461,700	Frasers Centerpoint Trust, REIT.............................	773,269	145,421	Series D, 6.50%	3,981,627
81,950	GGP, Inc., REIT.......................................................	1,916,810	55,475	Series E, 6.35%..................................................	1,486,175
63,975	Macerich Co., The, REIT.........................................	4,201,878	9,725	Series F, 0.37%..................................................	248,571
96,905	Simon Property Group, Inc., REIT.........................	16,642,465		Apartment Investment & Management Co., REIT,
100,255	Tanger Factory Outlet Centers, Inc., REIT............	2,657,760	60,425	Series A, 6.88%...............................................	1,655,645
37,215	Taubman Centers, Inc., REIT..................................	2,434,977		Mid-America Apartment Communities, Inc.,
		28,627,159	1,975	REIT, 1.06%....................................................	129,866
	Residential – 0.3%				7,501,884
55,248	Sun Communities, Inc., REIT.................................	5,125,909		Diversified – 0.1%
				Digital Realty Trust, Inc., REIT,
	Shopping Centers – 1.2%		24,350	Series H, 7.38%...............................................	649,414
48,125	Brixmor Property Group, Inc., REIT......................	898,012	4,825	Series J, 5.25%................................................	121,108
228,845	Citycon OYJ (Finland).............................................	592,541		PS Business Parks, Inc., REIT,
321,537	DDR Corp., REIT.....................................................	2,880,972	6,525	Series U, 5.75%...............................................	164,756
	Eurocommercial Properties NV, REIT			Vornado Realty Trust, REIT,
20,982	(Netherlands)	914,111	4,100	Series K, 5.70%..............................................	103,566
13,625	Federal Realty Investment Trust, REIT..................	1,809,536	47,150	Series M, 5.25%.............................................	1,233,444
327,000	Fortune, REIT (Singapore)......................................	404,311			2,272,288
443	Kenedix Retail REIT Corp. (Japan)........................	916,077		Health Care – 0.0%
128,225	Kimco Realty Corp., REIT......................................	2,327,284	11,350	Sabra Health Care, Inc., REIT, Series A, 7.13%	289,084
81,500	Kite Realty Group Trust, REIT...............................	1,597,400	3,650	Senior Housing Properties Trust, REIT 6.25%....	98,039
323,000	Link REIT (Hong Kong)	2,995,239			387,123
395,212	Newriver REIT, PLC (United Kingdom)..............	1,784,340		Hotels – 0.1%
45,575	Regency Centers Corp., REIT.................................	3,152,878	40,275	LaSalle Hotel Properties, REIT Series J, 6.30%.	1,036,678
118,145	Weingarten Realty Investors, REIT	3,883,426		Sunstone Hotel Investors, Inc., REIT,
		24,156,127	7,625	Series F, 6.45%...............................................	194,361
	Storage – 0.8%				1,231,039
167,825	CubeSmart, REIT.....................................................	4,853,499		Office Properties – 0.4%
18,800	Extra Space Storage, Inc., REIT..............................	1,644,060	80	Highwoods Properties, Inc., REIT, 8.63%	99,759
35,625	Life Storage, REIT...................................................	3,173,119	151,456	SL Green Realty Corp., REIT, Series I, 6.50%...	3,798,516
34,975	Public Storage, REIT...............................................	7,309,775	145,400	VEREIT, Inc., Series F, 6.70%.............................	3,717,878
		16,980,453			7,616,153
				Regional Malls – 0.6%
	Warehouse / Industrial – 1.4%			CBL & Associates Properties Inc., REIT,
704,800	AIMS AMP Capital Industrial, REIT, (Singapore)	716,683	64,271	Series D, 7.38%................................................	1,404,964
27,250	CyrusOne, Inc., REIT...............................................	1,622,193	83,250	GGP, Inc., REIT, Series A, 6.38%.......................	2,101,230
234,151	Goodman Group, REIT (Australia).........................	1,538,304		Pennsylvania Real Estate Investment Trust, REIT
67,196	Gramercy Property Trust, REIT..............................	1,791,445	2,150	Series B, 7.38%................................................	54,137
16,140	Granite Real Estate Investment Trust (Canada).....	632,375	65,750	Series C, 7.20%................................................	1,702,925
	Industrial & Infrastructure Fund			Taubman Centers Inc., REIT,
161	Investment Corp., REIT (Japan).......................	691,582	195,000	Series J, 6.50%..................................................	4,898,400
	Macquarie Mexico Real Estate Management SA		46,100	Series K, 6.25%................................................	1,163,103
920,140	de CV, REIT (Mexico)......................................	970,095		Washington Prime Group, Inc., REIT,
	PLA Administradora Industrial S de RL de CV,		1,800	Series H, 7.50%...............................................	44,280
583,770	REIT (Mexico)...................................................	885,044	9,400	Series I, 6.88%.................................................	232,838
	Prologis Property Mexico SA de CV, REIT				11,601,877
197,530	(Mexico).............................................................	341,464		Shopping Centers – 0.4%
222,136	Prologis, Inc., REIT..................................................	14,329,993		DDR Corp., REIT,
	Safestore Holdings, PLC, REIT (United		74,075	Series A, 6.38%................................................	1,948,173
148,908	Kingdom).........................................................	1,004,434	111,975	Series J, 6.50%..................................................	2,810,573
54,124	STAG Industrial, Inc., REIT....................................	1,479,209	3,000	Series K, 6.25%................................................	77,010

See accompanying notes to financial statements

 VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2017 (Unaudited) (continued)

Shares		Value	Par		Value
	Shopping Centers – (continued)			Reginal Malls – 0.1%
	Kimco Realty Corp., REIT,			CBL & Associates LP, REIT
6,900	Series J, 5.50%..................................................	$ 172,776	$ 369,000	5.25%, 12/1/2023................................................	$ 348,898
14,150	Series K, 5.63%................................................	355,306	881,000	4.60%, 10/15/2024..............................................	786,416
46,475	Saul Centers, Inc., REIT, Series C, 6.88%...........	1,173,494			1,135,314
	Urstadt Biddle Properties, Inc., REIT,			Shopping Centers – 0.2%
22,850	Series G, 6.75%................................................	602,326		Brixmor Operating Partnership LP, REIT
68,625	Series H, 6.25%................................................	1,794,544	1,061,000	3.88%, 8/15/2022..............................................	1,088,209
		8,934,202		DDR Corp., REIT,
	Storage – 0.2%		267,000	4.63%, 7/15/2022..............................................	281,781
91,550	National Storage Affiliates Trust, REIT, 0.33%....	2,383,962		Regency Centers Corp., REIT,
	Public Storage, REIT,		93,000	3.75%, 11/15/2022............................................	95,375
9,100	Series B, 5.40%.......................................................	233,779		Retail Opportunity Investments Partnership LP,
52,425	Series V, 5.38%.......................................................	1,321,634		REIT,
9,125	Series X, 5.20%.......................................................	228,125	16,000	5.00%, 12/15/2023............................................	16,700
11,925	Series Y, 6.38%.......................................................	317,205		Retail Properties of America, Inc., REIT,
		4,484,705	1,676,000	4.00%, 3/15/2025..............................................	1,314,238
	Warehouse / Industrial – 0.0%				3,096,303
	Rexford Industrial Realty, Inc., REIT,			Total Corporate Debt..............................................	29,253,628
2,400	Series A, 5.88%.......................................................	61,080		(Cost $29,210,896)
23,175	Series B, 5.88%.......................................................	589,572
		650,652	Shares
Total Preferred Stock...............................................		44,679,923	Commercial Mortgage Backed Securities – 2.3%
	(Cost $44,314,168)			Banc of America Commercial Mortgage Trust,
			2,375,000	3.25%, 2/1/2050 Ser 2017-BNK3, Class D.......	1,947,572
Par				BANK 2017-BNK4,
Corporate Debt – 1.2%			23,876,760	1.46%, 5/1/2050 Ser 2017-BNK4, Class XA....	2,281,482
	Apartments – 0.0%		2,000,000	3.36%, 5/1/2050 Ser 2017-BNK4, Class D.......	1,683,182
$ 764,0000	Select Income, REIT, 2.85%, 2/1/2018........................	764,000		BANK 2017-BNK5,
			3,000,000	4.26%, 6/1/2060 Ser 2017-BNK5, Class E.......	2,012,307
	Diversified – 0.1%			BANK 2017-BNK9,
	Liberty Property LP, REIT,		8,575,000	1.42%, 11/1/2054 Ser 2017-BNK9, Class XD..	993,679
112,000	4.75%, 10/1/2020.....................................................	117,874	2,000,000	2.80%, 11/1/2054 Ser 2017-BNK9, Class D.....	1,554,942
	Corporate Office Properties LP, REIT,			CGMS Commercial Mortgage Trust 2017-B1,
1,118,000	5.00%, 1/15/2022.....................................................	1,200,333	2,000,000	3.00%, 8/1/2050..................................................	1,566,797
		1,318,207		Citigroup Commercial Mortgage Trust,
	Health Care – 0.4%		2,500,000	3.23%, 9/1/2048 Ser 2015-PI, Class D..............	2,065,278
910,000	HCP, Inc., REIT 4.25%, 11/15/2023...........................	956,310		Comm 2014-CCRE17 Mortgage Trust,
	Senior Housing Properties Trust, REIT,		2,600,000	4.80%, 5/1/2047 Ser 2014-CR17, Class D........	2,185,864
3,455,000	3.25%, 5/01/2019...................................................	3,474,378		Comm 2014-LC17 Mortgage Trust,
3,604,000	6.75%, 4/15/2020...................................................	3,829,324	1,950,000	3.69%, 10/1/2047 Ser 2014-LC17, Class D......	1,436,928
154,000	6.75%, 12/15/2021.................................................	170,544		Comm 2014-UBS2 Mortgage Trust,
		8,430,556	2,932,500	5.01%, 3/1/2047 Ser 2014-UBS2, Class D........	2,529,303
	Office Properties – 0.7%			Comm 2014-UBS5 Mortgage Trust,
	Corporate Office Properties LP, REIT,		2,000,000	3.50%, 9/1/2047 Ser 2014-UBS5, Class D........	1,566,562
1,704,000	3.70%, 6/15/2021.....................................................	1,737,238		Comm 2015-LC23 Mortgage Trust,
4,317,000	3.60%, 5/15/2023.....................................................	4,324,939	2,000,000	3.80%, 10/1/2048 Ser 2015-LC23, Class D......	1,814,270
1,079,000	5.25%, 2/15/2024.....................................................	1,165,520		GS Mortgage Securities Trust,
	Equity Commonwealth, REIT,		2,000,000	4.92%, 8/1/2046 Ser 2013-GC14, Class F........	1,562,523
587,000	5.88%, 9/15/2020.....................................................	620,439	3,500,000	4.86%, 4/1/2047 Series 2014-GC20, Class D...	2,344,724
	Government Properties Income Trust, REIT,		1,750,000	3.58%, 6/1/2047 Series 2014-GC22, Class E....	1,143,508
532,000	3.75%, 8/15/2019.....................................................	536,670		JPMC Commercial Mortgage Securities Trust,
4,166,000	4.00%, 7/15/2022.....................................................	4,195,417	1,433,000	3.74%, 12/1/2046 Ser 2013-C16, Class E.........	1,078,562
	Piedmont Operating Partnership LP, REIT,			JPMDB Commercial Mortgage Securities Trust,
51,000	3.40%, 6/1/2023.......................................................	50,729	1,500,000	4.73%, 3/1/2050 Ser 2017-C5, Class D.............	1,461,060
1,775,000	Select Income, REIT, 4.15%, 2/1/2022.......................	1,796,525		Morgan Stanley Bank of America Merrill Lynch
	SL Green Realty Corp., REIT,			Trust,
78,000	4.50%, 12/1/2022.....................................................	81,771	2,153,000	4.13%, 5/15/2046 Ser 2013-C9, Class D...........	1,988,129
		14,509,248	1,250,000	4.75%, 6/1/2047 Ser 2014-C16, Class D..........	1,109,773
			3,576,000	4.41%, 10/1/2048 Ser 2015-C26, Class E........	2,533,037
			4,012,000	3.30%, 11/1/2052 Ser 2017-C34, Class E........	2,377,131

See accompanying notes to financial statements

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2017 (Unaudited) (continued)

Shares
	SG Commercial Mortgage Securities Trust,			% of Net
13,882,069	2.19%, 10/1/2048 Ser 2016-C5, Class XA........	$ 1,628,522	Industry	Assets
	UBS-Barclays Commercial Mortgage Trust,		Diversified................................................................	77.2%
24,962,581	1.74%, 12/10/2045 Ser 2012-C4, Class XA......	1,567,435	Short-Term Investments..........................................	4.6%
2,000,000	5.04%, 8/10/2049 Ser 2012-C3, Class D...........	1,952,332	Office Properties......................................................	2.6%
	WFRBS Commercial Mortgage Trust,		Apartments................................................................	2.4%
2,650,000	3.99%, 5/1/2047 Series 2014-C20, Class D......	2,050,610	Commercial Mortgage Backed Securities..............	2.3%
	Total Commercial Mortgage Backed Securities	46,435,512	Regional Malls.........................................................	2.0%
	(Cost $46,080,426)		Shopping Centers.....................................................	1.8%
			Health Care...............................................................	1.4%
Short-Term Investment – 4.6%			Warehouse/Industrial...............................................	1.4%
	Morgan Stanley Institutional Liquidity Fund-		Storage......................................................................	1.1%
91,197,226	Treasury Securities Portfolio..............................	91,197,226	Hotels........................................................................	0.9%
	(Cost $91,197,226)		Residential................................................................	0.3%
			Mortgages.................................................................	0.1%
	Total Investments – 98.1%....................................	1,958,015,704	Other Assets Net of Liabilities................................	1.9%
	(Cost $1,859,701,496)		Total..........................................................................	100.0%

	Other Assets Net of Liabilities – 1.9% ..........	37,872,145
	Net Assets – 100.0%...............................................	$ 1,995,887,849

*	Non-Tradable Securities
**	Partnership is not designated in units. The Fund owns approximately 2.9%
***	Non-income producing security

	Portfolio Abbreviations:
	LP – Limited Partnership
	PLC – Public Limited Company
	REIT – Real Estate Investment Trust

See accompanying notes to financial statements

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended December 31, 2017 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price.  Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate.  These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents.  These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•      Level 1  –    unadjusted quoted prices in active markets for identical securities

•      Level 2  –    prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3  –    significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended December 31, 2017 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the period ended December 31, 2017, there were no transfers between levels. A summary of inputs used to value the Fund’s investments as of December 31, 2017 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	12/31/2017	Price	Inputs	Inputs
Common Stocks *............................................	$ 293,723,319	$ 293,723,319	$ – .	$ – .
Preferred Stocks *............................................	46,274,617	46,274,617	– .	– .
Corporate Debt *.............................................	29,253,628	– .	29,253,628	– .
Commercial Mortgage Backed Securities *..	46,435,512	– .	46,435,512	– .
Short-Term Investments..................................	91,197,226	91,197,226	– .	– .
Subtotal............................................................	$ 506,884,302	$ 431,195,162	$ 75,689,140	$ – .
Private Investment Funds*..............................	$ 1,451,131,403
Total	$ 1,958,015,705

* See Portfolio of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the period ended December 31, 2017.

Foreign Currency - Foreign currencies, investments and other assets and liabilities, if any, are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).

Restricted Securities - Securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders.  None of these securities have suspended redemptions.  This and other important information are described in the Fund's Prospectus dated January 26, 2018.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended December 31, 2017 (Unaudited) (continued)

As of December 31, 2017, the Fund invested in the following restricted securities:

					Unfunded
	Acquisition		Cost	Value	Commitments	% of Net	Redemption
Security (a)	Date (b)	Shares	($1,000s)	($1,000s)	($1,000s)	Assets	Notice (c)
AEW Core Property Trust (U.S.), Inc.,
Class A Shares	7/2/2013	111,329	$ 103,951	$ 110,952	$ 30,000	5.5%	45 Days
Class B Shares	7/2/2013	37,805	35,299	37,677	—	1.7%	45 Days
AEW Value Investors US LP	8/17/2017	14,363,461	14,363	13,965	10,637	0.7%	30 Days
Barings Core Property Fund LP	9/30/2013	562,619	66,625	71,481	50,000	3.6%	30 Days
Clarion Lion Properties Fund LLC	7/1/2013	141,504	186,180	201,603	—	10.1%	90 Days
Harrison Street Core Property Fund	8/13/2014	36,605	45,500	48,843	52,500	2.5%	45 Days
Heitman America Real Estate LP	12/2/2014	98,704	109,887	118,242	78,659	5.9%	90 Days
Heitman Core Real Estate Debt
Income Trust LP	4/1/2017	49,107	50,000	50,266	60,000	2.5%	90 Days
Invesco Core Real Estate USA	12/31/2013	518	84,500	91,378	5,000	4.6%	45 Days
Invesco Real Estate Asia Fund (Cayman)
Unit Trust - Class A Units (d)	9/30/2014	684,671	85,000	88,947	12,500	4.5%	45 Days
LaSalle Property Fund LP,
Class A Shares	8/31/2015	68,422	103,260	108,073	51,566	5.4%	45 Days
Class B Shares	8/31/2015	25,626	38,674	40,476	—	2.0%	45 Days
Mesa Core Lending Fund LP,
Class A Shares	7/15/2015	47,564	50,000	50,239	30,000	2.5%	30 Days
Met Life Commercial Mortgage
Income Fund	10/1/2015	34,445	35,000	35,129	15,000	1.8%	90 Days
RREEF America Reit II, LP	9/30/2013	1,403,185	155,070	166,909	39,250	8.4%	45 Days
Trumbull Property Fund, LP	9/30/2013	7,985	85,000	87,633	—	4.4%	60 Days
Trumbull Property Income Fund, LP	4/1/2016	5,948	70,000	72,197	37,500	3.6%	60 Days
US Government Building, LP	5/1/2014	(d)	51,500	57,121	41,500	3.0%	60 Days
Total			$ 1,369,809	$ 1,451,131	$ 514,112	72.7%

(a)   The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas primarily within the continental United States. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)   Represents initial acquisition date as shares are purchased at various dates through the current period.

(c)  The investment funds provide for a quarterly redemption subject to the notice period listed.

(d)   Partnership is not designated in units. The Fund owns approximately 2.9% at December 31, 2017.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)*       /s/ Mark D Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    2/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark D Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    2/28/2018

By (Signature and Title)*       /s/ John Gordon
                                                John Gordon, Chief Financial Officer

                                                (principal financial officer)

Date    2/28/2018

* Print the name and title of each signing officer under his or her signature.